TRADE AND OTHER RECEIVABLES - Balances of counterparties who have been assessed as being credit impaired at reporting date (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Other receivables	R 52.2	R 33.8
Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Loss allowance	5.6	0.9	R 2.2
Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Other receivables	46.6	32.9
Non-credit impaired | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Loss allowance	0.0	0.0
Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Other receivables	R 5.6	R 0.9